EARNINGS PER SHARE - Narrative (Details) - shares		1 Months Ended	6 Months Ended
	Aug. 23, 2019	Aug. 31, 2019	Jun. 30, 2020
Stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive shares (in shares)			141,753
Contingently returnable shares issued in asset acquisition
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive shares (in shares)			4,106,028
Trafigura | Assets Under Sale and Purchase Agreement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued for purchase of vessels (in shares)	16,035,856	16,035,856